Segment Information - Geographic Information of Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of geographical areas [Line Items]
Revenue	$ 23,517,064	$ 765,280	$ 27,400,035	$ 23,011,381
ROC [member]
Disclosure of geographical areas [Line Items]
Revenue	18,671,142		21,608,567	18,341,726
Japan [member]
Disclosure of geographical areas [Line Items]
Revenue	1,989,805		1,768,460	1,291,026
People's Republic of China ("PRC") [member]
Disclosure of geographical areas [Line Items]
Revenue	1,970,943		1,899,362	1,105,535
Singapore [member]
Disclosure of geographical areas [Line Items]
Revenue	390,488		1,630,733	1,838,394
Others [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 494,686		$ 492,913	$ 434,700